Income Taxes - Schedule of Provision for Income Taxes (Details) (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense
Federal				$ 0
State				0
Total				0
Deferred income tax expense
Federal				277,794
State				79,068
Total				356,862
Provision for income taxes	$ (22,897)	$ 299,700	$ 0	$ 356,862	$ 0	$ 0